Consolidated Statements Of Cash Flows (Tables)	12 Months Ended
Aug. 31, 2022
Statement of cash flows [abstract]
Schedule Of Funds Flows From Continuing Operations	Funds flow from operations

	2022 $	2021 $

Net income from operations	764	986

Adjustments to reconcile net income to funds flow from operations:

Amortization	1,230	1,221

Deferred income tax expense (recovery)	(54)	16

Share-based compensation	1	1

Defined benefit pension plans	11	2

Fair value adjustments for private investments	–	(27)

Net change in contract asset balances	40	47

Loss (gain) on disposal of fixed assets and intangibles	(5)	(3)

Accretion on ARO	1	1

Other	4	5

Funds flow from operations	1,992	2,249

Schedule Of Interest And Income Taxes Paid And Interest Received	Interest and income taxes paid and interest received and classified as operating activities are as follows:

	2022 $	2021 $

Interest paid	261	265

Income taxes paid (net of refunds)	259	174

Interest received	4	4